MEEDER
  Advisor Funds

            INTERNATIONAL EQUITY FUND

            2002 ANNUAL REPORT

            December 31, 2002

                                 Meeder
                                   Advisor Funds
                                   6000 Memorial Drive, P.O. Box 7177
                                   Dublin, Ohio 43017 Toll Free 800-494-3539

                                   Distributed by Adviser Dealer Services, Inc.

MEEDER
  Advisor Funds

INTERNATIONAL EQUITY FUND

------------------------------------------------------------------------------------------
PERFORMANCE PERSPECTIVE
Period & Average Annual Total Returns                   1        3       5       Since
as of December 31, 2002                              year    years   years   Inception
------------------------------------------------------------------------------------------
International Equity Fund (Before sales charges)   -18.77%  -18.62%  -3.43%      -3.69%/1/
------------------------------------------------------------------------------------------
International Equity Fund (After sales charges/3/) -23.46%  -20.20%  -4.56%      -4.75%/1/
------------------------------------------------------------------------------------------
MSCI EAFE Index                                    -15.94%  -17.24%  -2.89%      -3.21%/2/
------------------------------------------------------------------------------------------
Average Foreign Stock Fund                         -16.30%  -17.48%  -2.08%      -2.39%/2/
==========================================================================================

/1/ Inception Date: 9/2/97.
/2/ Average Annual total return from 9/1/97 to 12/31/02.
/3/ Reflects the deduction of 5.75% sales charge.
Source for index and average fund data: Morningstar Inc.

--------------------------------------------------------------------------------
ANNUAL MARKET PERSPECTIVE

[PHOTO OF MICHAEL JENNINGS]
LEAD PORTFOLIO MANAGER

The International Equity Fund declined 18.77% before sales charges for 2002, underperforming the MSCI EAFE Index, which declined 15.94% for the year.

Global equity markets outpaced their U.S. counterparts for the year, but most of the outperformance came during the first half of 2002. At mid-year, the MSCI EAFE Index was down 1.62% for the six-month period while the S&P 500 Index had declined over 13%. The ongoing concern over accounting practices in the U.S. following the bankruptcies of Enron and Worldcom had led investors to discount stock prices in exchange for assuming greater risk. This concern eventually spread to European markets as well, especially among telecommunications, media, and technology stocks.

World stock markets slid to 12-month lows in the 3rd Quarter due to mounting concerns over the threat of military action in Iraq, rising prices in the energy markets, and a double-dip recession in the U.S. Equities rebounded in early October as investors perceived that stock prices had reached oversold levels. The late year rally helped the MSCI EAFE Index achieve a return of over 6% for the 4th Quarter.

We maintained a defensive stance in the Fund's portfolio throughout much of 2002, underweighting growth-oriented sectors and emphasizing companies that are dominant players in the their respective industries. These holdings benefited the Fund early in 2002, but detracted from performance as technology and telecommunications stocks staged a strong rally in the 4th Quarter. We added some exposure to these sectors late in the year as it became evident that strength was gaining in the more growth-oriented areas of the market.

Past performance is not a guarantee of future results. All performance figures represent period and average annual total returns for the periods ended 12/31/02, and assume reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Expenses were waived and/or reimbursed in order to reduce the operating expenses of the International Equity Fund during the periods shown above.

In exchange for greater potential rewards, foreign investments involve greater risk than U.S. investments. These risks include political and economic uncertainties of foreign countries and currency fluctuations. These risks are magnified in countries with emerging markets, which may have relatively unstable governments and less established economies.

The MSCI EAFE Index is a widely recognized unmanaged index of over 1,000 stock prices from companies in Europe, Australia, and the Far East. Past performance of an index does not guarantee future results. It is not possible to invest directly in an index.

2  International Equity Fund | 2002 Annual Report              December 31, 2002

MEEDER
  Advisor Funds

--------------------------------------------------------------------------------
Regional Holdings as of December 31, 2002

[GRAPHIC APPEARS HERE]

   1) Europe                    45%
   2) United Kingdom            24%
   3) Japan                     24%
   4) Pacific Rim (ex. Japan)    4%
   5) Australia/New Zealand      3%

   Regional holdings subject to change.
--------------------------------------------------------------------------------

RESULTS OF A $10,000 INVESTMENT

[GRAPHIC APPEARS HERE]

                                                                                   Morningstar
                                      International Equity Fund                      Average
           International Equity Fund    Class A Shares (after                        Foreign
               Class A Shares             sales charge)         MSCI EAFE Index    Stock Fund
09/02/97           $10,000                $ 9,425                  $10,000            $10,000
09/30/97           $10,528                $ 9,923                  $10,560            $10,615
10/31/97           $ 9,704                $ 9,146                  $ 9,749            $ 9,784
11/30/97           $ 9,648                $ 9,093                  $ 9,649            $ 9,701
12/31/97           $ 9,744                $ 9,184                  $ 9,733            $ 9,779
01/31/98           $10,040                $ 9,463                  $10,178            $ 9,947
02/28/98           $10,632                $10,021                  $10,832            $10,626
03/31/98           $11,000                $10,368                  $11,165            $11,195
04/30/98           $11,192                $10,548                  $11,253            $11,354
05/31/98           $11,208                $10,564                  $11,199            $11,326
06/30/98           $11,232                $10,586                  $11,284            $11,185
07/31/98           $11,480                $10,820                  $11,398            $11,339
08/31/98           $10,072                $ 9,493                  $ 9,986            $ 9,648
09/30/98           $ 9,768                $ 9,206                  $ 9,680            $ 9,354
10/31/98           $10,568                $ 9,960                  $10,689            $10,045
11/30/98           $11,160                $10,518                  $11,236            $10,569
12/31/98           $11,671                $11,000                  $11,680            $10,852
01/31/99           $11,582                $10,916                  $11,645            $10,896
02/28/99           $11,340                $10,688                  $11,368            $10,681
03/31/99           $11,703                $11,031                  $11,842            $11,146
04/30/99           $12,131                $11,433                  $12,322            $11,759
05/31/99           $11,470                $10,810                  $11,687            $11,303
06/30/99           $11,986                $11,297                  $12,143            $11,950
07/31/99           $12,381                $11,669                  $12,504            $12,223
08/31/99           $12,470                $11,753                  $12,550            $12,334
09/30/99           $12,591                $11,867                  $12,676            $12,401
10/31/99           $13,099                $12,346                  $13,151            $12,849
11/30/99           $13,672                $12,885                  $13,608            $13,951
12/31/99           $15,180                $14,308                  $14,829            $15,694
01/31/00           $14,245                $13,426                  $13,887            $14,962
02/29/00           $15,233                $14,357                  $14,261            $16,097
03/31/00           $15,600                $14,703                  $14,814            $16,124
04/30/00           $14,708                $13,863                  $14,034            $14,994
05/31/00           $14,446                $13,616                  $13,691            $14,457
06/30/00           $14,743                $13,896                  $14,227            $15,185
07/31/00           $14,210                $13,393                  $13,630            $14,680
08/31/00           $14,350                $13,525                  $13,749            $14,993
09/30/00           $13,607                $12,825                  $13,079            $14,136
10/31/00           $13,240                $12,479                  $12,770            $13,553
11/30/00           $12,777                $12,042                  $12,291            $12,843
12/31/00           $13,151                $12,395                  $12,728            $13,292
01/31/01           $13,151                $12,395                  $12,722            $13,450
02/28/01           $12,142                $11,444                  $11,768            $12,438
03/31/01           $11,240                $10,594                  $10,983            $11,453
04/30/01           $12,014                $11,324                  $11,747            $12,193
05/31/01           $11,485                $10,825                  $11,332            $11,933
06/30/01           $11,074                $10,437                  $10,869            $11,522
07/31/01           $10,839                $10,215                  $10,671            $11,160
08/31/01           $10,564                $ 9,957                  $10,401            $10,857
09/30/01           $ 9,525                $ 8,978                  $ 9,347            $ 9,629
10/31/01           $ 9,751                $ 9,190                  $ 9,587            $ 9,917
11/30/01           $ 9,976                $ 9,403                  $ 9,940            $10,334
12/31/01           $10,074                $ 9,495                  $ 9,999            $10,510
01/31/02           $ 9,506                $ 8,959                  $ 9,468            $10,118
02/28/02           $ 9,516                $ 8,968                  $ 9,534            $10,180
03/31/02           $ 9,947                $ 9,375                  $10,096            $10,720
04/30/02           $ 9,957                $ 9,384                  $10,116            $10,756
05/31/02           $10,025                $ 9,449                  $10,244            $10,834
06/30/02           $ 9,849                $ 9,282                  $ 9,837            $10,359
07/31/02           $ 8,810                $ 8,303                  $ 8,866            $ 9,342
08/31/02           $ 8,790                $ 8,285                  $ 8,845            $ 9,313
09/30/02           $ 7,810                $ 7,361                  $ 7,895            $ 8,322
10/31/02           $ 8,153                $ 7,685                  $ 8,320            $ 8,703
11/30/02           $ 8,428                $ 7,943                  $ 8,697            $ 9,072
12/31/02           $ 8,183                $ 7,712                  $ 8,405            $ 8,789

The chart compares the International Equity Fund's shares to the MSCI EAFE Index, the Fund's broad-based benchmark index, and to the average foreign stock fund. It is intended to give you a general idea of how the Fund performed compared to these benchmarks over the period from September 2, 1997 to December 31, 2002.

It is important to understand differences between your Fund and these indices. An index measures performance of a hypothetical portfolio. A market index such as the MSCI EAFE Index is not managed, incurring no sales charges, expenses, or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. An index of funds such as the Morningstar Average Foreign Stock Fund Index includes a number of mutual funds group by investment objective. Each of those funds interprets that objective differently, and each employs a different management style and investment strategy. For a description of the broad based indices referred to on this page, please refer to Page 10. Past performance does not guarantee future results.

International Equity Fund | 2002 Annual Report             December 31, 2002   3

Schedule of Portfolio Investments
December 31, 2002
--------------------------------------------------------------------------------

                        International Equity Portfolio


Security Description                                         Shares Value ($)
--------------------                                         ------ ---------
 Common Stocks -- 99.8%
Australia -- 2.6%
BHP Billiton Ltd.                                            57,000   324,480
Macquarie Bank Ltd.                                           4,000    52,944
Woolworths Ltd.                                              20,000   127,874
                                                                    ---------
                                                                      505,298
                                                                    ---------
Germany -- 4.6%
Allianz AG                                                      700    66,647
Bayer AG                                                      3,040    65,295
Deutsche Boerse AG                                            1,878    75,269
E.ON AG                                                       4,209   169,976
Fraport AG                                                    3,000    53,565
Muenchener Rueckversicherungs- Gesellschaft AG                  558    66,812
Sap AG                                                        2,000   158,637
Schering AG NPV                                               2,957   128,734
Siemens AG                                                    1,000    42,537
Union Fenosa SA #                                             5,340    70,388
                                                                    ---------
                                                                      897,860
                                                                    ---------
Finland -- 3.0%
Nokia Oyj                                                    29,000   461,449
UPM-Kymmene Oyj                                               3,540   113,773
                                                                    ---------
                                                                      575,222
                                                                    ---------
France -- 12.6%
Air Liquide SA                                                1,211   159,880
Alcatel SA                                                   10,000    44,113
Aventis SA                                                    3,750   204,021
Axa                                                           8,090   108,676
Bouygues SA                                                   5,558   155,396
Casino Guichard Perrachon SA                                  1,398   103,884
Essilor International SA                                      4,400   181,387
L'Oreal                                                       1,000    74,256
Pernod-Ricard                                                 1,743   168,971
Sanofi-Synthelabo SA                                          4,000   244,720
Schneider Electric SA                                         2,303   109,066
Suez SA                                                       8,100   140,713
Total Fina Elf SA                                             3,900   557,486
Valeo SA                                                      2,978    93,521
Vinci SA #                                                    1,926   108,629
                                                                    ---------
                                                                    2,454,719
                                                                    ---------
Great Britain -- 25.6%
AWG PLC #                                                     2,000    13,974
Arm Holdings PLC                                             61,407    47,508
AstraZeneca PLC                                               9,000   322,038
BP PLC                                                       58,000   399,178
BT Group PLC                                                 20,000    62,860
British American Tobacco PLC                                 15,220   152,219
British Sky Broadcasting PLC #                               30,868   317,922
Capita Group PLC                                             45,000   179,514
Diageo PLC                                                   24,620   267,857
Exel PLC                                                     14,500   160,793
GlaxoSmithKline PLC                                          29,470   566,197
HBOS PLC                                                     21,330   225,187
HSBC Holdings PLC                                            18,177   201,129
Kingfisher PLC                                               10,908    39,119

                        International Equity Portfolio

Security Description                                         Shares  Value ($)
--------------------                                         ------- ---------
 Common Stocks -- continued
Lloyds TSB Group PLC                                          46,000   330,677
Luminar PLC                                                    3,000    18,932
National Grid Transco PLC                                     23,105   170,004
Pearson PLC                                                    8,000    74,078
Prudential PLC                                                34,000   240,577
QXL Ricardo PLC #                                             85,000       699
Rank Group PLC                                                17,875    76,781
Rio Tinto PLC                                                  3,500    69,952
Royal Bank of Scotland Group PLC                               9,061   217,315
Sage Group PLC #                                              18,000    38,586
Smith & Nephew PLC                                            25,000   153,322
United Utilities PLC                                          14,600   146,841
Unilever PLC                                                  10,000    95,257
Vodafone Group PLC                                           230,000   419,834
                                                                     ---------
                                                                     5,008,350
                                                                     ---------
Hong Kong -- 1.9%
CNOOC Ltd.                                                    80,000   104,120
Hang Seng Bank Ltd.                                            6,300    67,050
Hutchison Whampoa Ltd.                                        20,800   130,154
Sun Hung Kai Properties Ltd.                                  13,000    77,013
                                                                     ---------
                                                                       378,337
                                                                     ---------
Ireland -- 1.7%
Bank of Ireland                                               29,000   297,886
Independent News & Media PLC                                  23,007    36,246
                                                                     ---------
                                                                       334,132
                                                                     ---------
Italy -- 4.2%
Assicurazioni Generali                                         1,999    41,151
Autostrade SpA                                                24,621   244,966
ENI SpA                                                       14,439   229,754
Telecom Italia SpA                                            24,029   182,469
Unicredito Italiano SpA                                       29,709   118,885
                                                                     ---------
                                                                       817,225
                                                                     ---------
Japan -- 19.5%
Aichi Steel Corp.                                             37,000   194,146
Ariake Japan Co., Ltd.                                         4,300   121,688
Asahi Breweries Ltd.                                          11,000    72,080
Honda Motor Co., Ltd.                                          4,600   170,083
Kao Corp.                                                      8,000   175,524
Leopalace21 Corp. #                                           15,000    66,706
Matsushita Electric Industrial Co., Ltd.                       7,000    68,980
Mitsui Sumitomo Insurance Co.                                 45,000   206,940
NEC Corp.                                                     20,000    74,792
NTT DoCoMo, Inc.                                                  20    36,890
Nippon Telegraph & Telephone                                      29   105,272
Nissan Motor Co., Ltd.                                        13,000   101,390
Nomura Holdings, Inc.                                         10,000   112,356
Sanyo Electric Co., Ltd.                                      40,000   104,102
Seven-Eleven Japan                                             1,000    30,489
Sony Corp.                                                     7,100   296,606
Sumitomo Electric Industries                                  27,000   174,876
Sumitomo Mitsui Financial Group #                                 45   140,613
Takeda Chemical Industries                                     9,000   375,979
Tokyo Electric Power Co., Inc.                                 9,100   172,833
Tokyo Gas Co., Ltd.                                           70,000   219,321

Schedule of Portfolio Investments
December 31, 2002
--------------------------------------------------------------------------------

                        International Equity Portfolio

Security Description                                         Shares Value ($)
--------------------                                         ------ ---------
 Common Stocks -- continued
Toyota Industries Corp.                                      15,000   225,512
Toyota Motor Corp.                                           18,200   488,992
Yamato Transport Co., Ltd.                                    6,000    78,329
                                                                    ---------
                                                                    3,814,499
                                                                    ---------
Netherlands -- 8.0%
Aegon NV                                                     14,015   180,467
Akzo Nobel NV #                                               3,074    97,601
Heineken NV                                                   6,081   237,592
ING Groep NV                                                 10,247   173,706
Philips Electronics NV                                        5,000    87,700
Reed Elsevier NV                                             11,024   134,890
Royal Dutch Petroleum Co.                                    10,500   462,629
Vedior NV                                                     5,585    31,911
VNU NV                                                        5,819   151,876
                                                                    ---------
                                                                    1,558,372
                                                                    ---------
New Zealand -- 0.2%
Fisher & Paykel Healthcare Corp.                              4,540    22,496
Fisher & Paykel Appliances Holdings Ltd. #                    4,730    24,926
                                                                    ---------
                                                                       47,422
                                                                    ---------
Norway -- 1.1%
DnB Holding ASA                                              13,429    63,234
Tandberg ASA #                                               10,000    57,776
Telenor ASA                                                  22,400    85,739
                                                                    ---------
                                                                      206,749
                                                                    ---------
Portugal -- 0.9%
Portugal Telecom SA                                          25,329   174,250
                                                                    ---------
Singapore -- 1.3%
Haw Par Corp., Ltd.                                             900     1,691
Singapore Press Holdings Ltd.                                10,000   104,927
United Overseas Bank Ltd.                                    22,000   149,664
                                                                    ---------
                                                                      256,282
                                                                    ---------

                        International Equity Portfolio

Security Description                                         Shares Value ($)
--------------------                                         ------ ----------
 Common Stocks -- continued
Spain -- 1.7%
Endesa SA                                                    12,021    140,776
Telefonica SA #                                              22,281    199,617
                                                                    ----------
                                                                       340,393
                                                                    ----------
Sweden -- 2.2%
Skandinaviska Enskilda Banken AB                              9,000     75,214
Svenska Handelsbanken AB #                                   16,400    219,292
Volvo AB                                                      8,234    134,778
                                                                    ----------
                                                                       429,284
                                                                    ----------
Switzerland -- 8.7%
Clariant AG                                                   3,200     51,198
Credit Suisse Group #                                        10,000    217,187
Nestle SA                                                     1,934    410,238
Novartis AG                                                  11,400    416,369
Roche Holdings AG                                             1,019     71,078
UBS AG #                                                      9,985    485,769
Zurich Financial Services                                       500     46,695
                                                                    ----------
                                                                     1,698,534
                                                                    ----------
Total Common Stocks (Cost $23,180,091)                              19,496,928
                                                                    ----------
Total Investments -- 99.8% (Cost $23,180,091)                       19,496,928
                                                                    ----------
Other Assets less Liabilities -- 2%                                     25,370
                                                                    ----------
Total Net Assets -- 100.0%                                          19,522,298
                                                                    ----------
 Trustee Deferred Compensation*
The Flex-funds Highlands Growth Fund                            641      7,468
The Flex-funds Muirfield Fund                                 1,384      5,204
The Flex-funds Total Return Utilities Fund                      303      3,836
Meeder Advisor International Equity Fund                        579      4,835
                                                                    ----------
Total Trustee Deferred Compensation (Cost $31,951)                      21,343
                                                                    ----------

 Forward Currency Contracts
                                                                                            Unrealized
                                Contract Amount    Contract Amount     Contract Value      Appreciation    Delivery
Currency Purchased             in Local Currency in U.S. Dollars ($) in U.S. Dollars ($) (Depreciation)($)   Date
------------------             ----------------- ------------------- ------------------- ----------------- --------
Euro                                45,111             47,057              47,380               323        1/3/2003

#  Represents non-income producing securities.
* Assets of affiliates to the International Equity Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

   Portfolio Composition by Industry as of December 31, 2002 (as a percent of total investments):

              Capital Goods, Materials & Services            16.2%
              Consumer Goods                                 10.2%
              Finance                                        23.6%
              Health                                         13.4%
              Technology                                      5.8%
              Transportation                                  7.3%
              Utilities                                      23.5%
                                                            -----
              Total                                         100.0%
                                                            =====

See accompanying notes to financial statements.

Statement of Assets & Liabilities
December 31, 2002
--------------------------------------------------------------------------------

                                                                             International
                                                                                Equity
                                                                                 Fund
                                                                             -------------
Assets
Investments in corresponding portfolio, at value                              $11,410,269
Receivable for capital stock issued                                                    36
Other assets                                                                       10,269
------------------------------------------------------------------------------------------
Total Assets                                                                   11,420,574
------------------------------------------------------------------------------------------

Liabilities
Accrued distribution plan fees (12b-1) and shareholder service fees                 2,778
Accrued transfer agent, fund accounting and administrative fees                     3,879
Accrued audit and legal fees                                                       13,949
Other accrued liabilities                                                           1,256
------------------------------------------------------------------------------------------
Total Liabilities                                                                  21,862
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Total Net Assets                                                              $11,398,712
------------------------------------------------------------------------------------------

Net Assets
Capital                                                                       $19,687,457
Accumulated undistributed (distributions in excess of) net investment income       (8,492)
Accumulated undistributed net realized gain (loss) from investments            (4,732,811)
Net unrealized appreciation (depreciation) of investments                      (3,547,442)
------------------------------------------------------------------------------------------
Total Net Assets                                                              $11,398,712
------------------------------------------------------------------------------------------

Capital Stock Outstanding
 (indefinite number of shares authorized, $0.10 par value)                      1,364,410
Net Asset Value -- Redemption Price Per Share                                 $      8.35
Maximum Sales Charge                                                                5.75%
Maximum Offering Price Per Share                                              $      8.86

See accompanying notes to financial statements.

Statement of Operations
For The Year Ended December 31, 2002
--------------------------------------------------------------------------------

                                                                                      International
                                                                                         Equity
                                                                                          Fund
                                                                                      -------------
Net Investment Income from Corresponding Portfolio
Interest                                                                               $     2,512
Dividends                                                                                  309,476
Foreign taxes withheld                                                                     (26,486)
Expenses                                                                                  (186,152)
---------------------------------------------------------------------------------------------------
Total Net Investment Income from Corresponding Portfolio                                    99,350
---------------------------------------------------------------------------------------------------

Fund Expenses
Fund accounting                                                                             29,917
Transfer agent                                                                              14,312
Administrative                                                                               6,697
Distribution plan and shareholder service                                                   12,055
Audit                                                                                       17,623
Trustee                                                                                     11,956
Registration and filing                                                                      9,689
Amortization of organizational costs                                                         3,886
Printing                                                                                     5,916
Legal                                                                                        4,816
Postage                                                                                      1,528
Insurance                                                                                    1,905
Other                                                                                       17,649
---------------------------------------------------------------------------------------------------
Total Expenses                                                                             137,949
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                               (38,599)
---------------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss) from Investments from Corresponding Portfolio
Net realized gains (losses) from investments and foreign currency transactions          (1,911,742)
Net change in unrealized appreciation (depreciation) of investments                       (852,204)
---------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) from Investments from Corresponding Portfolio   (2,763,946)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Net Change in Net Assets Resulting from Operations                                     $(2,802,545)
---------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Statements of Changes in Net Assets
For The Years Ended December 31,
--------------------------------------------------------------------------------

                                                                             International Equity Fund
                                                                             -------------------------
                                                                                 2002         2001
                                                                             -----------  ------------
Operations
Net investment income (loss)                                                 $   (38,599) $    (73,813)
Net realized gain (loss) from investments and futures contracts               (1,911,742)   (2,954,523)
Net change in unrealized appreciation (depreciation) of investments             (852,204)   (3,466,068)
-------------------------------------------------------------------------------------------------------
Net change in net assets resulting from operations                            (2,802,545)   (6,494,404)
-------------------------------------------------------------------------------------------------------

Capital Transactions
Issued                                                                           593,105    13,199,362
Redeemed                                                                      (1,662,754)  (12,626,231)
-------------------------------------------------------------------------------------------------------
Net change in net assets resulting from capital transactions                  (1,069,649)      573,131
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Total Change in Net Assets                                                    (3,872,194)   (5,921,273)
-------------------------------------------------------------------------------------------------------

Net Assets -- Beginning of Period                                             15,270,906    21,192,179
-------------------------------------------------------------------------------------------------------

Net Assets -- End of Period                                                  $11,398,712  $ 15,270,906
-------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net investment income $    (8,492) $    (29,017)
-------------------------------------------------------------------------------------------------------

Share Transactions
Issued                                                                            63,439     1,145,621
Redeemed                                                                        (183,897)   (1,236,631)
-------------------------------------------------------------------------------------------------------
Net change in shares                                                            (120,458)      (91,010)
-------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Financial Highlights
For a Share Outstanding Through Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------

International Equity Fund

                                                         2002       2001      2000      1999     1998
                                                     --------     --------  --------  -------  -------
Net Asset Value, Beginning of Period                 $  10.28     $  13.45  $  17.37  $ 14.47  $ 12.18
-------------------------------------------------------------------------------------------------------

Income from Investment Operations
Net investment income (loss)                            (0.03)       (0.08)    (0.06)   (0.04)   (0.02)
Net gains (losses) on securities (both realized and
  unrealized)                                           (1.90)       (3.09)    (2.26)    4.31     2.43
-------------------------------------------------------------------------------------------------------
Total from Investment Operations                        (1.93)       (3.17)    (2.32)    4.27     2.41
-------------------------------------------------------------------------------------------------------

Less Distributions
From net investment income                                 --           --        --       --    (0.04)
From net capital gains                                     --           --     (1.55)   (1.37)   (0.08)
From tax return of capital                                 --           --     (0.05)      --       --
-------------------------------------------------------------------------------------------------------
Total Distributions                                        --           --     (1.60)   (1.37)   (0.12)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $   8.35     $  10.28  $  13.45  $ 17.37  $ 14.47
-------------------------------------------------------------------------------------------------------

Total Return (excludes sales and redemption charges
  and assumes reinvestment of distributions)          (18.77%)     (23.40%)  (13.37%)  30.07%   19.78%

Ratios/Supplemental Data
Net assets, end of period ($000)                     $ 11,399     $ 15,271  $ 21,192  $23,474  $18,273
Ratio of net expenses to average net assets             2.41%        1.99%     1.87%    2.00%    2.00%
Ratio of net investment income (loss) to average net
  assets                                               (0.29%)      (0.34%)   (0.41%)  (0.28%)  (0.18%)
Ratio of expenses to average net assets before
  reductions                                            2.41%        1.99%     1.87%    2.37%    2.17%
Portfolio turnover rate                                31.86% (1)   94.20%    69.03%   72.52%   86.13%

(1) Represents turnover rate of corresponding portfolio.

See accompanying notes to financial statements.

Notes to Financial Statements
December 31, 2002
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

The Meeder Advisor Funds Trust (formerly the Flex-Partners Trust) (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. At December 31, 2002, the Trust consisted of seven series. The accompanying financial statements relate only to the International Equity Fund (the "Fund"). Shares of the Fund are subject to an initial sales charge imposed at the time of purchase and certain redemptions may have a contingent deferred sales charge applied to it in accordance with the Fund's prospectus. The Fund invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio"). The Fund, the Portfolio into which the Fund invests and the percentage of the Portfolio owned by the Fund is as follows:

                                                           Percentage of
                                                         Portfolio Owned by
                                                             Fund as of
Fund                      Portfolio                      December 31, 2002
----                      ---------                      -----------------
International Equity Fund International Equity Portfolio         58%

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of investments. The Fund records its investment in the corresponding Portfolio at value. Valuation of securities held by the Portfolio is discussed in the Portfolio's notes to financial statements included elsewhere in this report.

Federal income taxes. It is the Fund's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations that may differ from GAAP. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, differing treatments of unrealized gains and losses of futures contracts held by the Fund's corresponding Portfolio, and differing treatment of gains and losses realized in transactions denominated in foreign currency. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences relating to shareholder distributions have been reclassified within the components of net assets. Differences identified and reclasses made for the period ended December 31, 2002 were as follows:

                                                       Undistributed Net
                                     Undistributed Net     Realized
                           Capital   Investment Income Gains and Losses
                          ---------  ----------------- -----------------
International Equity Fund $(256,784)      $59,124          $197,660

Investment income & expenses. The Fund records daily its proportionate share of the corresponding Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the Fund based on the Fund's relative net assets or other appropriate basis.

Notes to Financial Statements
December 31, 2002
--------------------------------------------------------------------------------


The costs related to the organization of the Fund has been deferred and is being amortized by the Fund on a straight-line basis over a five-year period. As of December 31, 2002, organizational costs for the Fund have been fully amortized.

2.  Agreements and Other Transactions With Affiliates

Meeder Asset Management, Inc. (formerly R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. (formerly Muirfield Investors, Inc.) ("Meeder"), provides the Portfolio with investment management, research, statistical and advisory services. Under a separate Investment Subadvisory Agreement with MAM, CGU Fund Management ("CGU") serves as subadvisor of the Portfolio.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $15 per active shareholder account or 0.12% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 for the Fund. MFSCo has voluntarily reduced the basis point fee by 0.02% even though the Fund is not currently subject to an expense cap.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

MFSCo serves as accounting services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of:

    a. 0.03% of the first $100 million of average daily net assets, 0.02% of the next $150 million of average daily net assets, and 0.01% in excess of $250 million of average daily net assets, or

    b. $30,000.

Pursuant to Rule 12b-1 of the 1940 Act, a mutual fund can adopt a written plan to pay certain expenses out of fund assets relating to the sale and distribution of its shares. The Fund has adopted a distribution and service plan with Adviser Dealer Services, Inc. (the "Distributor"). Under each plan, the Fund pays the Distributor fees at an annual rate of up to 0.25% of average daily net assets. The Fund does not pay the Distributor a distribution or service fee on certain assets.

For the year ended December 31, 2002, the Distributor received $10 in sales commissions from the sale of the Funds shares.

3.  Federal Tax Information

As of December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis for the Fund was as follows:

                      Accumulated
        Undistributed Capital and      Unrealized           Total
          Ordinary    Other Gains    Appreciation/       Accumulated
           Income     and (Losses) (Depreciation) (1) Earnings/(Deficit)
           ------     ------------ ------------------ ------------------
             $--      $(4,467,263)    $(3,821,482)       $(8,288,745)

For federal Income tax purposes, the Fund had a capital loss carryforward of $4,371,884 [of which $2,398,828 expires in 2009 and $1,973,056 expires in 2010]
as of December 31, 2002, which is available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Under current tax laws, net capital losses incurred after October 31, within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. For the year ended December 31, 2002, the Fund deferred post October capital losses of $95,379.

(1) The difference between book- and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: deferral of losses on wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, and the realization for tax purposes of unrealized gains/(losses) on investments in passive foreign investment companies.

Independent Auditors' Report
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of the Meeder Advisor Funds Trust:

We have audited the accompanying statement of assets and liabilities of the Meeder Advisor Funds -- International Equity Fund (the Fund) as of December 31, 2002, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 21, 2003

Statements of Assets & Liabilities
December 31, 2002
--------------------------------------------------------------------------------

                                                           International
                                                              Equity
                                                             Portfolio
                                                           -------------
       Assets
       Investments, at value*                               $19,496,928
       Trustee deferred compensation investments, at value       21,343
       Cash                                                      71,373
       Receivable for forward currency contract                     323
       Interest and dividend receivable                          62,049
       Prepaid expenses/other assets                              4,706
       -----------------------------------------------------------------
       Total Assets                                          19,656,722
       -----------------------------------------------------------------

       Liabilities
       Payable for securities purchased                          47,057
       Payable for Trustee Deferred Compensation Plan            21,343
       Payable to investment advisor                             16,035
       Other accrued liabilities                                 49,989
       -----------------------------------------------------------------
       Total Liabilities                                        134,424
       -----------------------------------------------------------------
       -----------------------------------------------------------------
       Total Net Assets                                     $19,522,298
       -----------------------------------------------------------------
       -----------------------------------------------------------------
       * Investments, at cost                               $23,180,091
       -----------------------------------------------------------------

See accompanying notes to financial statements.

Statement of Operations
For The Year Ended December 31, 2002
--------------------------------------------------------------------------------

                                                                            International
                                                                               Equity
                                                                              Portfolio
                                                                            -------------
Investment Income
Interest                                                                     $     4,024
Dividends                                                                        516,023
Foreign taxes withheld                                                           (46,499)
-----------------------------------------------------------------------------------------
Total Investment Income                                                          473,548
-----------------------------------------------------------------------------------------

Expenses
Investment advisor                                                               224,073
Custodian                                                                         83,375
-----------------------------------------------------------------------------------------
Total Expenses                                                                   307,448
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Net Investment Income                                                            166,100
-----------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions and distributions of
  realized gains by other investment companies                                (3,103,253)
Net change in unrealized appreciation (depreciation) of investments           (1,500,640)
-----------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) from Investments                      (4,603,893)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Net Change in Net Assets Resulting from Operations                           $(4,437,793)
-----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Statements of Changes in Net Assets
For The Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                        International Equity Portfolio
                                                                                        -----------------------------
                                                                                            2002           2001*
                                                                                         -----------     -----------
Operations
Net investment income (loss)                                                            $   166,100     $   (35,635)
Net realized gain (loss) from investments and futures contracts                          (3,103,253)       (463,823)
Net change in unrealized appreciation (depreciation) of investments                      (1,500,640)      1,162,350
----------------------------------------------------------------------------------------------------------------------
Net change in net assets resulting from operations                                       (4,437,793)        662,892
----------------------------------------------------------------------------------------------------------------------

Transactions of Investors' Beneficial Interests
Contributions                                                                               607,379      27,884,528
Withdrawals                                                                              (1,808,464)     (3,386,244)
----------------------------------------------------------------------------------------------------------------------
Net change in net assets resulting from transactions of investors' beneficial interests  (1,201,085)     24,498,284
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total Change in Net Assets                                                               (5,638,878)     25,161,176
----------------------------------------------------------------------------------------------------------------------

Net Assets -- Beginning of Period                                                        25,161,176              --
----------------------------------------------------------------------------------------------------------------------

Net Assets -- End of Period                                                             $19,522,298     $25,161,176
----------------------------------------------------------------------------------------------------------------------

*  Commenced operations on November 2, 2001.

See accompanying notes to financial statements.

Financial Highlights
Ratios/Supplementary Data For Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------

International Equity Portfolio

                                                             2002     2001*
                                                           --------  -------
   Total Return(1)                                          (17.95%)   2.49%

   Net assets, end of period ($000)                        $ 19,522  $25,161
   Ratio of net expenses to average net assets(2)             1.37%    1.54%
   Ratio of net investment income (loss) to average net
     assets(2)                                                0.74%   (0.86%)
   Ratio of expenses to average net assets before
     reductions(2)                                            1.37%    1.54%
   Portfolio turnover rate(1)                                31.86%   94.20%

(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.
*   Commenced operations on November 2, 2001.

See accompanying notes to financial statements.

Notes to Financial Statements
December 31, 2002
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

The International Equity Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-ended management investment company, which was organized as a trust under the laws of the State of New York. For federal income tax purposes, the Portfolio qualifies as a partnership, and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio pays no income dividend or capital gain distribution.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation. Securities owned by the Portfolio are valued at 3:00 pm Eastern Time based on the last sales price, or, lacking any sales, at the closing bid prices. These prices are obtained from independent pricing services that use valuation techniques approved by the Board of Trustees ("Trustees"). If prices cannot be obtained through independent pricing services, methods of valuation are used that have been approved by the Trustees.

Repurchase agreements. The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

Foreign currency translation. Accounting records of the Portfolio are maintained in U.S. dollars. The value of securities, other assets and liabilities of the Portfolio are denominated in foreign currency and are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

Forward currency contracts. The Portfolio may enter into forward foreign currency exchange contracts ("forwards") for purposes of hedging against either specific transactions or portfolio positions. Forwards are agreements between two parties to exchange currencies at a set price on a future date. The value of forwards fluctuates with changes in currency exchange rates. The forward is marked-to-market daily, and the change in value is recorded by International as unrealized appreciation or depreciation. When the forward is offset by entry into a closing transaction or extinguished by delivery of the currency, International records a realized gain or loss equal to the fluctuation in value during the period the forward was open. Risks may arise upon entering forwards from the potential inability of counterparties to meet the terms of the forwards or from unanticipated fluctuations in the value of the foreign currency relative to the U.S. dollar.

Futures & options. The Portfolio may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in values of securities held in the Portfolio, or which it intends to purchase. Such transactions may be considered trading activity under GAAP. The expectation is that any gain or loss on such transactions will be substantially offset by any gain or loss on the securities in the underlying portfolio or on those that are being considered for purchase.

To the extent that the Portfolio enters into futures contracts on an index or group of securities, the Portfolio exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the value of the index. Upon entering into a futures contract, the Portfolio is required to deposit an initial margin, which is either cash or securities in an amount equal to a certain percentage of the contract value. Subsequently, the variation margin, which is equal to changes in the daily settlement price or last sale price on the exchanges where they trade, is received or paid. The Portfolio records realized gains or losses for the daily variation margin.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract.

Such transactions expose the Portfolio to the loss of the premium paid if the Portfolio does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in value are recorded as an unrealized appreciation or depreciation until closed, exercised or expired.

The Portfolio may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Portfolio records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Portfolio records realized gains for the entire amount of premiums received. The Portfolio did not participate in options during the year.

Federal income taxes. The Portfolio will be treated as partnerships for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolios ordinary income and capital gains. It is the Portfolios policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

Other. The Portfolio records security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income is recognized on the ex-dividend date, (except in the case of foreign securities, in which dividends are recorded as soon after the ex-dividend as the Portfolio becomes aware of such dividends), and interest income (including amortization of premium and accretion of discount) is recognized as earned.

Under a Deferred Compensation Plan (the "Plan"), non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of The Flex-funds and the Meeder Advisor Funds. Deferred amounts remain in the Portfolio until distributed in accordance with the Plan.

2.  Investment Transactions

For the year ended December 31, 2002, the cost of purchases and proceeds from sales or maturities of long-term investments were $6,925,346 and $8,053,079, respectively.

The U.S. federal income tax basis of the Portfolio's investments at December 31, 2002, was $23,633,027 and net unrealized depreciation for U.S. federal income tax purposes was $4,136,099 (gross unrealized appreciation $875,066; gross unrealized depreciation $5,011,165).

3.  Investment Advisory Fees and Other Transactions With Affiliates

Meeder Asset Management, Inc. (formerly R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. (formerly Muirfield Investors, Inc.) ("Meeder"), provides the Portfolio with investment management, research, statistical and advisory services. Under a separate Investment Subadvisory Agreement with MAM, CGU Fund Management ("CGU") serves as subadvisor of the Portfolio.

For such services the Portfolio pays monthly an annual fee of 1.00% of average daily net assets. As subadvisor to the Portfolio, CGU is paid 1.00% of the 1.00% of average daily net assets up to $10 million, 0.30% of the 1.00% of average daily net assets exceeding $10 million up to $20 million, and 0.65% of the 1.00% of average daily net assets exceeding $20 million.

                         Independent Auditors' Report

To the Shareholders and The Board of Trustees of the International Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of the International Equity Portfolio (the Portfolio), including the schedule of portfolio investments, as of December 31, 2002, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 2002, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio at December 31, 2002, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 21, 2003

Trustees and Officers
--------------------------------------------------------------------------------

Certain trustees of the Portfolio are also officers of Meeder, MAM and MFSCo. The Trustees oversee the management of the Trust and the Portfolio and elect their officers. The officers are responsible for the Portfolio's day-to-day operations. The Trustees' and officers' names, addresses, years of birth, positions held with the Trust, and length of service as a Meeder Advisor Funds Trustee are listed below. Also included is each Board member's principal occupation during, at least, the past five years. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by MAM, including Meeder Advisor Funds, The Flex-funds, and the corresponding portfolios of Meeder Advisor Funds and The Flex-funds (collectively, the "Fund Complex"). Those Trustees who are "interested persons", as defined in the 1940 Act, by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).

Name, Address(1),                 Position and              Principal Occupation During
and Year of Birth             Length of Service(2)                Past Five Years
-----------------             --------------------          ---------------------------
Robert S. Meeder, Sr.*     Trustee and President      Chairman of Meeder Asset
Year of Birth: 1929                                   Management, Inc., an investment
                                                      advisor; Chairman and Director of
                                                      Mutual Funds Service Co., the Fund
                                                      Complex's transfer agent; Director of
                                                      Adviser Dealer Services, Inc., the
                                                      Fund Complex's Distributor.

Milton S. Bartholomew      Trustee                    Retired; formerly a practicing attorney
Year of Birth: 1929                                   in Columbus, Ohio; member of the
                                                      Fund Complex's Audit Committee.

Roger D. Blackwell         Trustee                    Professor of Marketing and Consumer
Year of Birth: 1940                                   Behavior, The Ohio State University;
                                                      President of Blackwell Associates,
                                                      Inc., a strategic consulting firm.

Robert S. Meeder, Jr.*     Trustee and Vice President President of Meeder Asset
Year of Birth: 1961                                   Management, Inc.

Walter L. Ogle             Trustee                    Retired; formerly Executive Vice
Year of Birth: 1937                                   President of Aon Consulting, an
                                                      employee benefits consulting group;
                                                      member of the Fund Complex's Audit
                                                      Committee.

Charles A. Donabedian      Trustee                    President, Winston Financial, Inc.,
Year of Birth: 1943                                   which provides a variety of marketing
                                                      consulting services to investment
                                                      management companies; CEO,
                                                      Winston Advisors, Inc., an investment
                                                      advisor; member of the Fund
                                                      Complex's Audit Committee.

James W. Didion            Trustee                    Retired; formerly Executive Vice
Year of Birth: 1930                                   President of Core Source, Inc., an
                                                      employee benefit and Workers'
                                                      Compensation administration and
                                                      consulting firm (1991-1997).

Jack W. Nicklaus           Trustee                    Designer, Nicklaus Design, a golf
Year of Birth: 1961                                   course design firm and division of The
                                                      Nicklaus Companies.

(1) The address of each Trustee is 6000 Memorial Drive, Dublin, OH 43017.
(2) Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.
* Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the Advisor of the Portfolio. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Advisor of the Portfolio.

20

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MANAGER AND INVESTMENT ADVISOR:
Meeder Asset Management
6000 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

SUBADVISOR/THE INTERNATIONAL EQUITY PORTFOLIO
CGU Fund Management
No. 1 Poultry
London, England EC2R 8EJ

BOARD OF TRUSTEES
Milton S. Bartholomew
Dr. Roger D. Blackwell
James Didion
Charles Donabedian
Robert S. Meeder, Sr.
Robert S. Meeder, Jr.
Jack Nicklaus II
Walter L. Ogle

CUSTODIAN
U.S. Bank, N.A.
Cincinnati, Ohio 45201

TRANSFER AGENT DIVIDEND DISBURSING AGENT
Mutual Funds Service Co.
6000 Memorial Drive
Dublin, Ohio 43017

AUDITORS
KPMG LLP
Columbus, Ohio 43215

Meeder
  Advisor Funds
  6000 Memorial Drive, P.O. Box 7177
  Dublin, Ohio 43017  Toll Free 800-494-3539

  Distributed by Adviser Dealer Services, Inc.